CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOW (UNAUDITED) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the period	$ (6,696,333)	$ (1,078,536)	$ (3,059,815)	$ (2,937,475)
Adjustments to reconcile net (loss) to net cash (used in) operating activities:
Depreciation and amortization	12,524	$ 12,155	1,262,629	$ 9,120
Amortization of deferred financing fees	$ 6,358
Non-cash interest charges		$ 35,728	55,877
Amortization of original issue discount	$ 6,958
Legal fees incurred deducted from proceeds of notes payable	$ 24,250
Shares and options issued for compensation		$ 239,990	246,740	$ 1,182,442
Fair value adjustment in derivative liabilities	$ 60,193	88,848	76,073
Common stock/stock options issued or to be issued for services rendered	5,891,495	83,948	$ 83,948	$ 350,900
Loss on conversion of promissory note				$ 125,000
Loss on extinguishment of debt			$ 65,090
Change in assets and liabilities
(Increase) decrease in prepaid expenses and deposits	$ (866,717)	41,441	986	$ (196,586)
(Increase) decrease in sales tax receivable		$ (16,358)	7,483	23,724
(Increase) in in inventory	$ (118,884)
(Decrease) in accounts payable and accrued expenses	245,420	$ (60,796)	97,229	96,505
Total adjustments	5,261,597	424,956	1,896,055	1,591,105
Net cash (used in) operating activities	$ (1,434,736)	(653,580)	(1,163,760)	(1,346,370)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of fixed assets		(2,613)	(2,613)	$ (68,684)
Acquisition of mining rights		(68,387)	(68,387)
Net cash (used in) investing activities		(71,000)	(71,000)	$ (68,684)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds received from convertible notes	$ 770,250	$ 222,500	127,523
Repayments of notes payable	(29,573)
Proceeds received for common stock and liability for stock to be issued	708,770	$ 12,500	728,000	$ 1,345,874
Net cash provided by financing activities	1,449,447	235,000	855,523	1,345,874
Effect of foreign currency	(6,109)	(10,575)	(102,884)	6,176
NET INCREASE (DECREASE) IN CASH	8,602	(500,155)	(482,121)	(63,004)
CASH - BEGINNING OF PERIOD	53,813	535,934	535,934	598,938
CASH - END OF PERIOD	62,415	35,779	53,813	535,934
Cash paid during the period for:
Interest	$ 5,278	$ 1,423	$ 64,492	$ 1,403
Income taxes
SUPPLEMENTAL NON-CASH ACTIVITY:
Common stock issued for mining rights		$ 340,000	$ 340,000
Common stock issued for prepaid deposit				$ 516,860
Conversion of promissory note to common stock				627,550
Deferred compensation for common stock		$ 187,500	$ 187,500	1,062,500
Deferred financing fees through the issuance of warrants				$ 25,431
Issuance of common stock and warrants for prepaid expenses			$ 103,743
Asset retirement obligation			$ 107,749
Non-Cash purchase of Breathe LLC
Cash
Accounts payable and other current liabilities	$ (50,606)
Goodwill	9,050,606
Total non-cash asset purchase	9,000,000
Common Stock	150,000
Addition Paid in Capital	8,850,000
Total non-cash consideration paid	$ 9,000,000
Spin-off of DNA Canada, Inc.
Cash
Prepaid expenses	$ 191,584
Fixed assets	138,049
Mining rights	1,035,818
Accounts payable	(111,275)
Asset retirement obligation	(107,749)
Note payable	(125,451)
Accumulated comprehensive income	114,446
Due to Company	(5,296,228)
Adjustment to APIC	(4,160,806)
Shares received in TAUG for commercialization of product	100,000
Common shares issued for investment in Tauriga	100,000
Original issue discount netted from convertible notes	40,000
Inventory purchased through issuance of common stock	$ 22,500